Fair Value Financial Instruments	6 Months Ended
Jun. 30, 2012
Fair Value Financial Instruments [Abstract]
Fair Value Financial Instruments
NOTE 7 - Fair Value Financial Instruments

The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis, segregated by classes:

	December 31, 2011
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$18,381	$1,322		$19,703

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$4,712			$4,712

	June 30, 2012
	Fair Value Measurements at Reporting Date U.S. dollars In thousands
	Level 1	Level 2	Level 3	Total
Assets:
Available for sale securities	$9,276	$1,450		$10,726

Liabilities:
Convertible subordinated notes, Series B (including accrued interest)	$3,962			$3,962

The fair value of the Series A convertible subordinated notes at June 30, 2012, as traded on the Tel Aviv Stock Exchange, was approximately $12.0 million (December 31, 2011 - $17.9 million).

Investments in debt securities are classified as available-for-sale. These securities are reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value is determined using a valuation model. Unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, are included in the consolidated statement of operations as financial income or expenses. The Company does not hold any securities for trading purposes.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).